SCHEDULE OF MARKETING AND SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales And Marketing
Payroll and related expenses	$ 665	$ 595	$ 1,076
Exhibitions, conventions, and travel expenses	84	98	379
Consultants	386	360	416
Other	62	67	68
Total sales and marketing	$ 1,197	$ 1,120	$ 1,939